DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Sep. 30, 2025
Deposits Prepayments And Other Receivables
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

5. DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables mainly consist of prepayments, office rental deposits, utility deposits, air freight and cargo deposits, and refundable deposits paid for acquisition of a subsidiary:

	As of September 30,
	2024	2025
	US$	US$
Deposits paid under operating activities	304,324	180,708
Refundable deposits paid for acquisition of a subsidiary (note)	-	512,821
Prepayment	87,488	279,655
Other receivables	82,085	-
	473,897	973,184

Note:	Amount represents a refundable deposit amounting to US$512,821 paid to the sole shareholder of Asiatic Logistics Limited (“Asiatic”), in connection with its potential acquisition of 51% of its issued and outstanding shares of Asiatic. The Company settled the deposit through amounts due from related parties. As of the date of these consolidated financial statements issued, the acquisition of Asiatic has not yet been completed. The amount is classified as non-current due to its capital nature.